INTANGIBLE ASSETS, NET - Summary (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
INTANGIBLE ASSETS, NET
Gross carrying amount	¥ 14,900,551	¥ 14,747,462
Accumulated amortization	(13,594,150)	(12,890,142)
Net carrying amount	1,306,401	1,857,320	$ 184,003
Trademarks
INTANGIBLE ASSETS, NET
Gross carrying amount	9,130,529	8,983,153
Accumulated amortization	(8,976,570)	(8,503,451)
Net carrying amount	¥ 153,959	¥ 479,702
Trademarks | Maximum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years	10 years
Trademarks | Minimum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	5 years	5 years
Domain name
INTANGIBLE ASSETS, NET
Gross carrying amount	¥ 3,826,626	¥ 3,820,913
Accumulated amortization	(3,655,316)	(3,618,766)
Net carrying amount	¥ 171,310	¥ 202,147
Domain name | Maximum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years	10 years
Domain name | Minimum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	5 years	5 years
License
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years	10 years
Gross carrying amount	¥ 1,943,396	¥ 1,943,396
Accumulated amortization	(962,264)	(767,925)
Net carrying amount	¥ 981,132	¥ 1,175,471